LONG TERM DEBT	9 Months Ended
Sep. 30, 2021
LONG TERM DEBT
Note 3- LONG TERM DEBT

NOTE 3 – LONG TERM DEBT

The Company’s long-term debt consisted of the following at September 30, 2021 and December 31, 2020:

Long Term Debt	September 30, 2021	December 30, 2020
PPP Loan	397,500	198,750
Operating lease payable	14,377	225,054
Notes Payable – ICT (related party)	675,199	926,768
Total Debt	1,087,076	1,350,572
Less: Current Portion (operating lease payable)	(14,377)	(181,199)
Total Long-Term Debt	1,072,699	1,169,373

PPP Loan

On April 27, 2020, we received a first draw loan in the amount of $198,750 pursuant to the Paycheck Protection Program (the “PPP”) under the CARES Act, and on March 26, 2021, we received a second draw loan from Axiom Bank, N.A., headquartered in Central Florida, in the amount of $198,750 pursuant to the Paycheck Protection Program (the “PPP”) under the CARES Act. The total aggregate amount of PPP Loans we received by September 30, 2021 was $397,500. Under the terms of the PPP, PPP loans and accrued interest are forgivable after eight weeks as long as the borrower uses the loan proceeds for eligible purposes, including payroll, benefits, rent and utilities, and maintains its payroll levels. The amount of loan forgiveness will be reduced if the borrower terminates employees or reduces salaries during the eight-week period. We intend to use the loan proceeds for purposes consistent with the PPP and anticipates that a majority of the loan amount will be forgiven, but no assurance can be given that we will not take actions that could cause us to be ineligible for forgiveness of some portion of the loan. The unforgiven portion of the loan is payable over two years at an interest rate of 1%, with a deferral of payments for the first six months.

Promissory Notes

In January 2020, the Company issued a promissory note to ICT in the principal amount of $439,990 bearing 6% annual interest with a maturity date of January 31, 2023. This note may be prepaid in whole or in part.

In October 2020, the Company issued a promissory note 2 to ICT in the principal amount of $745,438 bearing 6% annual interest with a maturity date of December 31, 2023. This Note may be prepaid in whole or in part.

As of September 30, 2021 and December 31, 2020, the unpaid principal amount of the Notes was $675,199 and $926,768, respectively.

Operating Lease Liability

We are leasing our manufacturing facility from the landlord with monthly payments and recording those expenses as rent expense. On January 1, 2020, we entered into a lease agreement for 18,000 square feet of manufacturing space on a month-to-month basis at a cost of $14,377 per month. Our facility is currently equipped with three of our latest advanced laser cleaning demonstration models. It has a materials stock room, ramp and high dock in the warehouse with loading and moving equipment. It also has a machine shop, electronic assembly and equipment assembly area.

We adopted ASU 2016-02 effective as of January 1, 2020, utilizing the cumulative-effect adjustment transition method of adoption, which resulted in the recognition on our balance sheet as of December 31, 2020, of $196,299 of right-of-use assets for operating leases and $225,055 of operating lease liability.

The original expiration date of our facility operating lease is November 1, 2021. However, due to the impact of COVID 19, we reached an agreement with the landlord to defer two monthly payments to the end of the lease. Those lease liabilities were booked as deferred lease payments and are included in the current operating lease liability.

The components of lease expense were as follows:
	Three Months Ended	Nine Months Ended
	September 30, 2021	September 30, 2021
Operating lease cost	$43,133	$129,399
Short term lease cost	-	-
Total net lease cost	$43,133	$129,399

	Three Months Ended	Nine Months Ended
	September 30, 2020	September 30, 2020
Operating lease cost	$43,133	$129.399
Short term lease cost	-	-
Total net lease cost	$43,133	$129,399

Nine Months Ended
September 30, 2021
Cash paid for amounts included in the measurement of lease liabilities:

Operating lease payments	135,900

Weighted average remaining lease term (in years):	0.17